FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Cash and equivalents

	As at December 31, 2018	As at December 31, 2017
Cash deposits	$842	$662
Term deposits	477	427
Money market investments	252	1,145
	$1,571	$2,234

Debt and interest

	Closing balance December 31, 2017	Proceeds	Repayments	Amortization and other[2]	Closing balance December 31, 2018
4.4%/5.7% notes[3,9]	$1,468	$—	($629)	$3	$842
3.85%/5.25% notes	1,079	—	—	—	1,079
5.80% notes[4,9]	395	—	—	—	395
6.35% notes[5,9]	593	—	—	1	594
Other fixed rate notes[6,9]	1,326	—	—	—	1,326
Capital leases[7]	46	—	(27)	—	19
Other debt obligations	603	—	(3)	(2)	598
5.75% notes[8,9]	842	—	—	—	842
Acacia credit facility[10]	71	—	(28)	—	43
	$6,423	$—	($687)	$2	$5,738
Less: current portion[11]	(59)	—	—	—	(43)
	$6,364	$—	($687)	$2	$5,695

	Closing balance December 31, 2016	Proceeds	Repayments	Amortization and other[2]	Closing balance December 31, 2017
4.4%/5.7% notes[3,9]	$1,467	$—	$—	$1	$1,468
3.85%/5.25% notes	1,078	—	—	1	1,079
5.80% notes[4,9]	395	—	—	—	395
6.35% notes[5,9]	593	—	—	—	593
Other fixed rate notes[6,9]	1,607	—	(279)	(2)	1,326
Project financing	400	—	(423)	23	—
Capital leases[7]	114	—	(68)	—	46
Other debt obligations	609	—	(4)	(2)	603
4.10%/5.75% notes[8,9]	1,569	—	(731)	4	842
Acacia credit facility[10]	99	—	(28)	—	71
	$7,931	$—	($1,533)	$25	$6,423
Less: current portion[11]	(143)	—	—	—	(59)
	$7,788	$—	($1,533)	$25	$6,364

[1]
The agreements that govern our long-term debt each contain various provisions which are not summarized herein. These provisions allow Barrick, at its option, to redeem indebtedness prior to maturity at specified prices and also may permit redemption of debt by Barrick upon the occurrence of certain specified changes in tax legislation.

[2]	Amortization of debt premium/discount and increases (decreases) in capital leases.

[3]	Consists of $nil (2017: $629 million) of our wholly-owned subsidiary Barrick North America Finance LLC (“BNAF”) notes due 2021 and $850 million (2017: $850 million) of BNAF notes due 2041.

[4]	Consists of $400 million (2017: $400 million) of 5.80% notes which mature in 2034.

[5]	Consists of $600 million (2017: $600 million) of 6.35% notes which mature in 2036.

[6]
Consists of $1.3 billion (2017: $1.3 billion) in conjunction with our wholly-owned subsidiary BNAF and our wholly-owned subsidiary Barrick (PD) Australia Finance Pty Ltd. (“BPDAF”). This consists of $248 million (2017: $248 million) of BPDAF notes due 2020, $250 million (2017: $250 million) of BNAF notes due 2038 and $850 million (2017: $850 million) of BPDAF notes due 2039.

[7]	Consists primarily of capital leases at Pascua-Lama, $9 million and Lagunas Norte, $7 million (2017: $13 million and $27 million, respectively).

[8]	Consists of $850 million (2017: $850 million) in conjunction with our wholly-owned subsidiary BNAF.

[9]
We provide an unconditional and irrevocable guarantee on all BNAF, BPDAF, Barrick Gold Finance Company (“BGFC”), and Barrick (HMC) Mining (“BHMC”) notes and generally provide such guarantees on all BNAF, BPDAF, BGFC, and BHMC notes issued, which will rank equally with our other unsecured and unsubordinated obligations.

[10]	Consists of an export credit backed term loan facility.

[11]
The current portion of long-term debt consists of other debt obligations ($4 million; 2017: $4 million), capital leases ($11 million; 2017: $27 million) and Acacia credit facility ($28 million; 2017: $28 million).

	2018		2017
For the years ended December 31	Interest cost	Effective rate[1]	Interest cost	Effective rate[1]
4.4%/5.7% notes	$63	5.25%	$77	5.23%
3.85%/5.25% notes	53	4.87%	53	4.87%
5.80% notes	23	5.85%	23	5.85%
6.35% notes	39	6.41%	38	6.41%
Other fixed rate notes	83	6.16%	93	6.38%
Project financing	—	—%	14	7.04%
Capital leases	2	6.18%	3	3.60%
Other debt obligations	38	6.55%	31	6.55%
4.10%/5.75% notes	49	5.79%	72	5.12%
Acacia credit facility	5	3.59%	6	3.59%
Deposits on Pascua-Lama silver sale agreement (note 29)	65	8.25%	66	8.37%
Deposits on Pueblo Viejo gold and silver streaming agreement (note 29)	33	6.41%	35	6.14%
	$453		$511
Less: interest capitalized	(9)		—
	$444		$511

[1]
The effective rate includes the stated interest rate under the debt agreement, amortization of debt issue costs and debt discount/premium and the impact of interest rate contracts designated in a hedging relationship with debt.

Scheduled debt repayments

	Issuer	Maturity Year	2019	2020	2021	2022	2023	2024 and thereafter	Total
4.95% notes[3]	BPDAF	2020	$—	$248	$—	$—	$—	$—	$248
7.31% notes[2]	BGC	2021	—	—	7	—	—	—	7
3.85% notes	BGC	2022	—	—	—	337	—	—	337
7.73% notes[2]	BGC	2025	—	—	—	—	—	6	6
7.70% notes[2]	BGC	2025	—	—	—	—	—	5	5
7.37% notes[2]	BGC	2026	—	—	—	—	—	32	32
8.05% notes[2]	BGC	2026	—	—	—	—	—	15	15
6.38% notes[2]	BGC	2033	—	—	—	—	—	200	200
5.80% notes	BGC	2034	—	—	—	—	—	200	200
5.80% notes	BGFC	2034	—	—	—	—	—	200	200
6.45% notes[2]	BGC	2035	—	—	—	—	—	300	300
6.35% notes	BHMC	2036	—	—	—	—	—	600	600
7.50% notes[3]	BNAF	2038	—	—	—	—	—	250	250
5.95% notes[3]	BPDAF	2039	—	—	—	—	—	850	850
5.70% notes	BNAF	2041	—	—	—	—	—	850	850
5.25% notes	BGC	2042	—	—	—	—	—	750	750
5.75% notes	BNAF	2043	—	—	—	—	—	850	850
Other debt obligations[2]			4	1	—	—	—	—	5
Acacia credit facility			28	14	—	—	—	—	42
			$32	$263	$7	$337	$—	$5,108	$5,747
Minimum annual payments under capital leases			$11	$4	$1	$1	$1	$2	$20

[1]	This table illustrates the contractual undiscounted cash flows, and may not agree with the amounts disclosed in the consolidated balance sheet.

[2]	Included in Other debt obligations in the Long-Term Debt table.

[3]	Included in Other fixed rate notes in the Long-Term Debt table.

Market risks
In the normal course of business, our assets, liabilities and forecasted transactions, as reported in US dollars, are impacted by various market risks including, but not limited to:

Item	Impacted by

● Sales	● Prices of gold, silver and copper

o By-product credits	o Prices of silver, copper and gold

● Cost of sales

o Consumption of diesel fuel, propane, natural gas, and electricity	o Prices of diesel fuel, propane, natural gas, and electricity

o Non-US dollar expenditures	o Currency exchange rates - US dollar versus A$, ARS, C$, CLP, DOP, EUR, PGK, TZS, ZAR, and ZMW

● General and administration, exploration and evaluation costs	● Currency exchange rates - US dollar versus A$, ARS, C$, CLP, DOP, GBP, PGK, TZS, ZAR, and ZMW

● Capital expenditures

o Non-US dollar capital expenditures	o Currency exchange rates - US dollar versus A$, ARS, C$, CLP, DOP, EUR, GBP, PGK, and ZAR

o Consumption of steel	o Price of steel

● Interest earned on cash and equivalents	● US dollar interest rates

● Interest paid on fixed-rate borrowings	● US dollar interest rates

Derivative assets and liabilities

	Notional Amount by Term to Maturity				Accounting Classification by Notional Amount
	Within 1 year	2 to 3 years	4 to 5 years	Total	Cash flow hedge	Non-Hedge	Fair value (USD)
US dollar interest rate contracts (US$ millions)
Total receive - float swap positions	$28	$14	$—	$42	$42	$—	$1
Currency contracts
PGK:US$ contracts (PGK millions)	23	—	—	23	—	23	—
Commodity contracts
Copper bought floor contracts (millions of pounds)	—	—	—	—	—	—	2
Fuel contracts (thousands of barrels)[1]	114	—	—	114	—	114	(3)

[1]
Fuel contracts represent a combination of WTI swaps and Brent options. These derivatives hedge physical supply contracts based on the price of fuel across our operating minesites plus a spread. WTI represents West Texas Intermediate and Brent represents Brent Crude Oil.

	Asset Derivatives			Liability Derivatives
	Balance Sheet Classification	Fair Value as at Dec. 31, 2018	Fair Value as at Dec. 31, 2017	Balance Sheet Classification	Fair Value as at Dec. 31, 2018	Fair Value as at Dec. 31, 2017
Derivatives designated as hedging instruments
US dollar interest rate contracts	Other assets	$1	$1	Other liabilities	$—	$—
Commodity contracts	Other assets	2	—	Other liabilities	2	25
Total derivatives classified as hedging instruments		$3	$1		$2	$25
Derivatives not designated as hedging instruments
Commodity contracts	Other assets	$—	$2	Other liabilities	$1	$7
Total derivatives not designated as hedging instruments		$—	$2		$1	$7
Total derivatives		$3	$3		$3	$32

	2018	2017
At January 1	($29)	($76)
Derivatives cash (inflow) outflow
Operating activities	11	62
Change in fair value of:
Non-hedge derivatives	(2)	4
Cash flow hedges:
Effective portion	20	(19)
Ineffective portion	—	5
Excluded from effectiveness changes	—	(5)
At December 31	$—	($29)
Classification:
Other current assets	$2	$2
Other long-term assets	1	1
Other current liabilities	(3)	(30)
Other long-term obligations	—	(2)
	$—	($29)

Cash flow hedge gains (losses)

Derivatives in cash flow hedging relationships	Amount of gain (loss) recognized in OCI		Location of gain (loss) transferred from OCI into income/PP&E (effective portion)	Amount of gain (loss) transferred from OCI into income (effective portion)		Location of gain (loss) recognized in income (ineffective portion and amount excluded from effectiveness testing)	Amount of gain (loss) recognized in income (ineffective portion and amount excluded from effectiveness testing)
	2018	2017		2018	2017		2018	2017
Interest rate contracts	($1)	($1)	Finance income/ finance costs	($3)	($3)	Gain (loss) on non-hedge derivatives	$—	$—
Commodity contracts	21	(18)	Revenue/cost of sales	8	(24)	Gain (loss) on non-hedge derivatives	—	(5)
Total	$20	($19)		$5	($27)		$—	($5)

	Commodity price hedges			Interest rate hedges
	Gold/Silver	Copper	Fuel	Long-term debt	Total
At January 1, 2017	$9	$—	($32)	($20)	($43)
Effective portion of change in fair value of hedging instruments	—	(11)	(8)	—	(19)
Transfers to earnings:
On recording hedged items in earnings/PP&E1	(7)	4	27	3	27
Hedge ineffectiveness due to changes in original forecasted transaction	—	—	5	—	5
At December 31, 2017	$2	($7)	($8)	($17)	($30)
Effective portion of change in fair value of hedging instruments	—	17	4	(1)	20
Transfers to earnings:
On recording hedged items in earnings/PP&E1	(2)	(10)	4	3	(5)
Hedge ineffectiveness due to changes in original forecasted transaction	—	—	—	—	—
At December 31, 2018	$—	$—	$—	($15)	($15)
Hedge gains/losses classified within	Gold/Silver sales	Copper sales	Cost of sales	Interest expense	Total
Portion of hedge gain (loss) expected to affect 2019 earnings[2]	$—	$—	$—	$—	$—

[1]	Realized gains (losses) on qualifying currency hedges of capital expenditures are transferred from OCI to PP&E on settlement.

[2]	Based on the fair value of hedge contracts at December 31, 2018.

Gains (losses) on non-hedge derivatives

For the years ended December 31	2018	2017
Commodity contracts
Gold	$—	$4
Silver[1]	2	7
Copper	—	(1)
Fuel	1	—
Currency Contracts	(3)	1
	$—	$11
Hedge ineffectiveness	—	(5)
	$—	$6

[1]	Relates to the amortization of crystallized OCI.